Label	Element	Value
Institutional Shares | Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	43.80%
Institutional Shares | Commercial Paper [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.40%
Institutional Shares | Time Deposits [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.90%
Institutional Shares | Certificates of Deposit [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.90%